Convertible Debt (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Debt Instrument [Line Items]
Proceeds from convertible notes payable		$ 1,750,000
Redemption of beneficial conversion feature of convertible loan	(76,387)	(480,000)
August 2013 Convertible Note [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan			8.00%
Loan maturity date			Jul. 01, 2014
Proceeds from convertible notes payable			1,750,000
Convertible note conversion, shares issued			686,275
Redemption of beneficial conversion feature of convertible loan			390,000
Number of shares called by each warrant			87,500
Conversion price percentage of the price per share of stock sold in offering			85.00%
Warrant expiration period			3 years
Fair value of warrants			$ 90,000